Share based compensation reserve - Valuation Assumptions (Details) - $ / shares	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Restricted shares | January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price and fair value of share award			$ 16.95
Exercise price			$ 0
Weighted average remaining contractual life of outstanding share options		9 months
Restricted shares | January 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price and fair value of share award		$ 18.90
Weighted average remaining contractual life of outstanding share options		1 year 10 months 24 days
Restricted shares | January 1, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options	2 years 10 months 24 days
Performance and Restricted Stock | January 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 0
Performance and Restricted Stock | January 1, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price and fair value of share award	$ 9.55
Exercise price	$ 0
Performance share awards | January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options			9 months
Performance share awards | January 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options		1 year 10 months 24 days
Performance share awards | January 1, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options	2 years 10 months 24 days